Derivative Instruments (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended				3 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended
	Mar. 22, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 17, 2012	Dec. 31, 2011	Mar. 31, 2014 Warrant [Member]	Feb. 04, 2014 Forward Investments [Member]	Feb. 28, 2014 Forward Investments [Member]	Mar. 31, 2014 Forward Investments [Member]	Mar. 28, 2014 Forward Investments [Member]	Mar. 04, 2014 Forward Investments [Member]	Dec. 31, 2013 Forward Investments [Member]	Mar. 31, 2014 Midmarket Capital Partners Llc And Pnc Bank [Member]	Dec. 31, 2013 Midmarket Capital Partners Llc And Pnc Bank [Member]	Apr. 26, 2013 ICG [Member]	Oct. 30, 2013 ICG [Member] Warrant [Member]	Aug. 28, 2013 ICG [Member] Warrant [Member]	Dec. 31, 2013 Series E Preferred Stock
Derivative Liability (Textual)
Percentage of company common stock issuable upon warrant exercises		11.50%																		4.99%
Warrant exercise price, per share								$ 5.00
Exercise price of warrants																				$ 500
Number of shares issuable upon exercise of warrants.	187,386
Number of shares of common stock issuable upon exercise of warrants																	37,177	22,308	12,392
Fair value of warrant		$ 1,180,000		$ 3,279,906	$ 33,593										$ 1,180,000	$ 3,380,000
Liability calculated based on black scholes model				978,000
Derivative Liabilities				19,877,723	33,593		38,557										140,000	19,000	35,000
Derivative financial instruments at estimated fair value		6,860,000		19,878,000	33,593
Warrant derivatives fair value on date of issuance / Warrant derivatives fair value and fair value of conversion feature on date of issuance				6,814,000	193,944
Description of volatility rate				Closing prices of 3-4 comparable public companies, including the Company's historical volatility
Fair value of derivative liability						194,000
Gain on change in fair value of derivative liability		2,200,000		(3,246,313)	160,351										2,200,000	16,000		952,000		78,000
Fair value of conversion feature of Forward Investments, LLC loans											2,820,000
Gain on fair value of derivative instrument		20,978,000	16,000		33,593						6,040,000
Loans from related parties		10,685,000		4,136,301	475,096							1,200,000	1,800,000
Interest rate												10.00%	10.00%
Debt Instrument, Conversion Price											$ 6.36			$ 6.36
Maturity date of notes									Jun. 30, 2015	Jun. 30, 2015
Amortization of debt discount and deferred debt issuance costs		2,056,000	82,000	1,239,282	163,590					6,475,000	8,860,000
Loss on debt discount		$ (2,385,000)